Financial Instruments - Summary of Designated As Cash Flow Hedges (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member]
$ in Millions
12 Months Ended
Mar. 31, 2022 USD ($)
Derivative [Line Items]
Notional Amount	$ 1,700.0
Tranche One [Member]
Derivative [Line Items]
Effective Date	May 23, 2018
Notional Amount	$ 300.0
Fixed Rate Paid	2.915%
Maturity Date	Mar. 24, 2025	[1]
Tranche Two [Member]
Derivative [Line Items]
Effective Date	May 19, 2020
Notional Amount	$ 700.0
Fixed Rate Paid	1.923%
Maturity Date	Mar. 23, 2030	[1],[2],[3]
Tranche Three [Member]
Derivative [Line Items]
Effective Date	May 19, 2020
Notional Amount	$ 350.0
Fixed Rate Paid	2.531%
Maturity Date	Mar. 23, 2027	[1],[2],[3]
Tranche Four [Member]
Derivative [Line Items]
Effective Date	Jun. 15, 2020
Notional Amount	$ 150.0
Fixed Rate Paid	2.343%
Maturity Date	Mar. 23, 2027	[1],[2],[3]
Tranche Five [Member]
Derivative [Line Items]
Effective Date	Aug. 14, 2020
Notional Amount	$ 200.0
Fixed Rate Paid	1.84%
Maturity Date	Mar. 23, 2030	[1],[2],[3]

[1]	Subject to a mandatory early termination date of March 23, 2025.
[2]	Terminated in May 2022, see May 2022 Transactions description below.
[3]	These pay-fixed interest rate swaps were considered hybrid instruments with a financing component (debt host) and an embedded at-market derivative that was designated as a cash flow hedge.